Others, net	12 Months Ended
Dec. 31, 2021
Others, net
Others, net
21. Others, net
Others, net consist of the following:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Gains/(losses) from fair value change of long-term investments	3,496	29,483	(7,252)
Government financial incentives	2,222	2,545	2,482
Interest income	1,786	2,753	4,213
Gain from business and investment disposals	1,199	279	140
Impairment of investments	(1,954)	(208)	(574)
Foreign exchange gains/(losses), net	124	(90)	42
Others	288	548	359

Total	7,161	35,310	(590)

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in others, net in the consolidated statements of operations and comprehensive income/(loss) when the government financial incentives are received and no further conditions need to be met. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.